SHAREHOLDERS’ EQUITY (DEFICIT)	12 Months Ended
Dec. 31, 2025
Equity [Abstract]
SHAREHOLDERS’ EQUITY (DEFICIT)

NOTE 7:	SHAREHOLDERS’ EQUITY (DEFICIT)

General

a.	As of December 31, 2024, the Company’s authorized capital shares consisted of 13,266 thousand shares of Ordinary Shares. Holders of each class of Ordinary Share had the right to one vote per share. All Ordinary Share Classes had the similar rights attached to them (noting that there are certain shareholders rights which are triggered based on a holding rate), except that, (i) Class A Ordinary Shares, Class A-1 Ordinary Shares, Class A-2 Ordinary Shares, Class A-3; Class A-3A Ordinary Shares; and Class A-3B Ordinary Shares differ in Original Issue Price (as prescribed in the Company’s Articles of Association, (ii) while the Class A Ordinary Shares, Class A-1 Ordinary Shares, Class A-2 Ordinary Shares ,Class A-3 Ordinary Shares Class A-3A Ordinary Shares and Class A-3B Ordinary Shares were entitled to certain conversion ratio adjustments, such adjustment is affected by split or reverse split of such shares (with no special rights provided as down-round protection) and (iii) the appointment of board members was not determined at a general meeting, but rather through a specific mechanism of nomination, as detailed in the Company’s Articles of Association. Subject to the forgoing, each Class of the Company’s Ordinary Shares are treated equally, identically and rateably, on a per share basis, with respect to any dividends or distributions as may be declared and paid from time to time. Upon the liquidation, dissolution or winding up of the Company, whether voluntary or involuntary, holders of Ordinary Shares will be entitled to receive rateably all assets of the Company available for distribution to its shareholders. None of the shares had preferred rights in liquidation preferences or redemption rights.

b.	Each of Class A Ordinary Shares; Class A-1 Ordinary Shares; Class A-2 Ordinary Shares; Class A-3 Ordinary Shares; Class A-3A Ordinary Shares and Class A-3B Ordinary Shares will automatically be converted into Class Ordinary Shares, at the then effective conversion price, upon the consummation of an initial public offering or the affirmative consent of the holders of majority of the Class A Ordinary Shares with respect to the Class A Ordinary Shares; (iii) the affirmative consent of the holders of majority of the Class A-1 Ordinary Shares with respect to the Class A-1 Ordinary Shares; (iv) the affirmative consent of the holders of majority of the Class A-2 Ordinary Shares with respect to the Class A-2 Ordinary Shares and (v) the affirmative consent of the holders of majority of the Class A-3 Ordinary Shares, with respect to the Ordinary A-3 Shares (vi) the affirmative consent of the holders of majority of the Class A-3A Ordinary Shares with respect to the Ordinary A-3A Shares; and, (vii) the affirmative consent of the holders of majority of the Class A-3B Ordinary Shares with respect to the Ordinary A-3B Shares.

c.	On March 17, 2025, the shareholders approved the following changes to the Company’s share capital, which took place on August 12, 2025, the effective date of the registration statement on Form F-1 in connection with the IPO:

1.	All shares of Class A Ordinary Shares, Class A-1 Ordinary Shares, Class A-2 Ordinary Shares, Class A-3 Ordinary Shares, Class A-3A Ordinary Shares and Class A-3B Ordinary Shares were converted into Class Ordinary Shares on a ratio of 1-for-1;

2.	The par value of all its Ordinary Shares was changed so that the Ordinary Shares have no par value; and

3.	The Company increased the authorized Ordinary Shares by 9,536 thousand shares. Following the increase, the Company’s authorized capital shares consisted of 22,802 thousand shares of Ordinary Shares, no par value.

d.	On August 6, 2025, the Company effected a forward share split at a ratio of 1-for-4.77008. All share and per share amounts for Ordinary Shares, share options and loss per share amounts have been adjusted to give retroactive effect to the forward share split for all periods presented in these consolidated financial statements. Any fractional shares that resulted from the forward share split have been rounded up to the nearest whole share (see Note 16).

Share issuances:

a.	On August 28, 2024, the Company issued 168,112 Class A-3A Ordinary Shares and 305,085 Class A-3B Ordinary Shares upon the conversion of the 2022 SAFEs and 2023 SAFEs, respectively (see Note 4).

b.	On August 14, 2025, the Company closed its IPO of 1,250,000 Ordinary shares, at a price of $8.00 per share for gross proceeds of approximately $10 million (net proceeds of approximately $8.2 million, after deducting underwriting discounts and commissions and other offering expenses). The Ordinary Shares are listed on the NYSE American and commenced trading under the symbol “NSRX” on August 13, 2025.

c.

As part of the IPO, the Company granted the underwriters an option for a period of up to 45 days after the closing of the IPO to purchase, at the public offering price, up to 187,500 additional Ordinary Shares (representing 15.0% of the total number of Ordinary Shares sold in the IPO), less the underwriting discount. On September 30, 2025, the underwriter partially exercised the option and 3,824 Ordinary Shares were issued for gross proceeds of approximately $31 (net proceeds of approximately $28, after deducting underwriting discounts and commissions and other offering expenses).

d.

In addition, pursuant to the terms of the underwriting agreement for the IPO, the underwriter was granted 37,614 Underwriter Warrants. The Underwriter Warrants have an exercise price equal to $10.00 per Ordinary Share, became exercisable on February 10, 2026 and will expire on August 10, 2030. The Company estimated the fair value of the warrants using a Black-Scholes options pricing model to be approximately $257 (see Note 5), which were recognized as issuance expenses.

e.	Prior to the closing of the IPO, offering costs, which consist primarily of accounting, legal and other fees related to the Company’s IPO, were deferred within non-current assets, in the consolidated balance sheets. Upon the closing of the IPO, $260 of deferred offering costs were reclassified into shareholders’ equity (deficit) as an offset against IPO proceeds and recorded as part of Company’s issuance expenses.

f.	The Company’s IPO triggered the conversion of the 2024 SAFEs into Ordinary Shares and the 2024 SAFE were converted into 398,653 Ordinary Shares.

NASUS PHARMA LTD. AND ITS SUBSIDIARY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(Amounts in thousands, except share and per share amounts)

	December 31, 2025		December 31, 2024*
	Authorized	Issued and outstanding	Authorized	Issued and outstanding
	Number of shares

Class Ordinary Shares	22,801,942	9,015,383	9,540,160	4,770,409
Class A Ordinary Shares	-	-	815,684	766,476
Class A-1 Ordinary Shares	-	-	1,431,024	367,506
Class A-2 Ordinary Shares	-	-	477,008	465,479
Class A-3 Ordinary Shares	-	-	524,709	519,839
Class A-3A Ordinary Shares	-	-	171,723	168,112
Class A-3B Ordinary Shares	-	-	305,285	305,085
	22,801,942	9,015,383	13,265,593	7,362,906

*	After giving effect to the forward share split, see also Note 7.